Registration No. 333-116220
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment
Post-Effective Amendment No. 13
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 126
(Check appropriate box or boxes)
Principal Life Insurance Company Separate Account B
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(Exact Name of Registrant)
Principal Life Insurance Company
--------------------------------------------------------------------------------
(Name of Depositor)
The Principal Financial Group, Des Moines, Iowa 50392
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(Address of Depositor's Principal Executive Offices) (Zip Code)
(515) 248-3842
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Depositor's Telephone Number, including Area Code
M. D. Roughton,
The Principal Financial Group, Des Moines, Iowa 50392
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(Name and Address of Agent for Service)
Title of Securities Being Registered: Principal Investment Plus Variable AnnuitySM Contract
It is proposed that this filing will become effective (check appropriate box)
____ immediately upon filing pursuant to paragraph (b) of Rule 485
____ on May 1, 2009 pursuant to paragraph (b) of Rule 485
__X_ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
____ on (date) pursuant to paragraph (a)(1) of Rule 485
____ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
____ on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
____This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This registration statement incorporates by reference the prospectus (the “Prospectus”) and statement of additional information, each dated May 1, 2009, included in Post-Effective Amendment No. 12 to the registration statement on Form
N-4 (File Nos. 333-116220 and 811-02091) filed on May 1, 2009 pursuant to paragraph (b) of Rule 485.

The registration statement also incorporates by reference the supplement to the Prospectus dated May 1, 2009, as filed on May 7, 2009 pursuant to Rule 497.

The registration statement also incorporates by reference the supplement to the Prospectus dated May 1, 2009, as filed on June 11, 2009 pursuant to Rule 497.

SUPPLEMENT DATED NOVEMBER ____, 2009
TO THE PROSPECTUS FOR
PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY
DATED MAY 1, 2009

Effective November ___, 2009, this supplement updates information in the prospectus dated May 1, 2009 for
Principal Investment Plus Variable Annuity issued by Principal Life Insurance Company (“we”, “us”, “our”) as
supplemented on May 7, 2009 and June 11, 2009. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write us at Principal
Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382 or call us at 1-800-852-4450 to request a free copy.
Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

1.	Under the “Optional Riders’” chart on page 9, please replace the GMWB 1, GMWB 2-SL and GMWB
2-SL/JL rider charges with the following:

GMWB 1 Rider (as a percentage of average
quarterly Investment Back remaining withdrawal
benefit base)

	·	Maximum annual charge	· 0.85% (0.2125% quarterly)

	·	Current annual charge for riders issued(6) before	· 0.60% (0.15% quarterly)
February 16, 2009 and no GMWB Step-Up
elected

	·	Current annual charge for riders issued(6) before	· 0.80% (0.20% quarterly)
February 16, 2009 and GMWB Step-Up elected

	·	Current annual charge for riders issued(6) on or	· 0.80% (0.20% quarterly)
after February 16, 2009

GMWB 2-SL Rider (as a percentage of average
quarterly Investment Back withdrawal benefit base)

	·	Maximum annual charge	· 1.00% (0.25% quarterly)

	·	Current annual charge prior to contract’s 2010	· 0.75% (0.1875% quarterly)
anniversary or if you opt out of future GMWB
Step-Ups (for more details see Charges for
Rider Benefits)

	·	Current annual charge after contract’s 2010	· 0.95% (0.2375% quarterly)
anniversary and you do not opt out of future
GMWB Step-Ups (for more details see Charges
for Rider Benefits)

GMWB 2-SL/JL Rider (as a percentage of average
quarterly Investment Back withdrawal benefit base)

	·	Maximum annual charge for riders issued(7)	· 1.00% (0.25% quarterly)
before January 4, 2010

	·	Maximum annual charge for riders issued(7) on	· 1.65% (0.4125% quarterly)
or after January 4, 2010

	·	Current annual charge for riders issued(6) before	· 0.75% (0.1875% quarterly)
February 16, 2009 and you opt out of future
GMWB Step-Ups after the contract’s 2010
anniversary (for more details see Charges for
Rider Benefits)

	·	Current annual charge for riders issued(6)	· 0.95% (0.2375% quarterly)
before February 16, 2009 and you do not opt
out of future GMWB Step-Ups after the
contract’s 2010 anniversary (for more details
see Charges for Rider Benefits)

	·	Current annual charge for riders issued(6) on or	· 0.95% (0.2375% quarterly)
after February 16, 2009

2. Please delete footnote 8 on page 11 and please replace footnotes 6 and 7 with the following:

(6) A rider is “issued” before February 16, 2009 if the rider application is dated before February 16, 2009.
(7) A rider is “issued” before January 4, 2010 if the rider application is dated before January 4, 2010. A rider is “issued”
on or after January 4, 2010 if the rider application is dated on or after January 4, 2010 and the maximum annual charge of 1.65% is approved in your state.

3	Under the Examples section on page 15, please replace the Examples section with the following:

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, Separate
Account annual expenses, and underlying mutual fund fees and expenses.

The example reflects the maximum charges imposed if you were to purchase the Contract with the GMWB 2-SL/JL
Rider, as well as the Premium Payment Credit Rider. The amounts below are calculated using the maximum rider fees and not the current rider fees.

The example assumes:
·	a $10,000 investment in the Contract for the time periods indicated;
·	a 5% return each year;
·	an annual contract fee of $30 (expressed as a percentage of the average accumulated value);
·	the minimum and maximum annual underlying mutual fund operating expenses as of December 31, 2008
(without voluntary waivers of fees by the underlying funds, if any);
·	the GMWB 2-SL/JL rider was added to the Contract at issue; and
·	the Premium Payment Credit Rider was added to the Contract at issue and the Premium Payment Credit
Rider surrender charge schedule is applied.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown below:

	If you surrender your contract at								If you fully annuitize your contract at
	the end of the applicable time period				If you do not surrender your contract				the end of the applicable time period
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Maximum Total Underlying	1,313	2,346	3,306	5,572	556	1,692	2,846	5,572	1,056	2,192	2,846	5,572
Mutual Fund Operating
Expenses (1.80%)

Minimum Total Underlying	1,172	1,932	2,622	4,229	402	1,244	2,122	4,229	902	1,744	2,122	4,229
Mutual Fund Operating
Expenses (0.30%)

4. Under “GMWB 2-SL and GMWB 2-SL/JL (investment Protector Plus 2-Single Life/Joint Life) Rider”
on page 38, please replace the 5th paragraph with the following:

For GMWB 2-SL, we reserve the right to increase the rider charge up to a maximum annual charge of 1.00% (0.25%
quarterly of the Investment Back withdrawal benefit base). For GMWB 2-SL/JL we reserve the right to increase the rider charge up to a maximum annual charge of 1.65% (0.4125% quarterly of the Investment Back withdrawal benefit base).

5. Please replace the sentence under “Maximum annual rider charge” on page 59, with the following:

The GMWB 2-SL and the GMWB 2-SL/JL riders have maximum annual rider charges (1.00% and 1.65% of the
Investment Back withdrawal benefit base, respectively) that are greater than the GMWB 1 maximum annual rider charge (0.85% of the Investment Back remaining withdrawal benefit base).

6.	On page 60, under “GMWB Step-Up,” please replace the last sentence of the 1st paragraph with the following sentence:

The rider charge will never be greater than the maximum GMWB 2 rider charge (1.00% of the Investment Back withdrawal benefit base for GMWB 2-SL and 1.65% of the Investment Back withdrawal benefit base for GMWB 2-
SL/JL).

7.	Under the “Table Comparing GMWB Riders” on page 68, please replace the rider charge section with the following:

Name of Rider	GMWB 1	GMWB 2-SL	GMWB 2-SL/JL

Rider Charge	GMWB 1 Rider (as a	GMWB 2 -SL Rider	GMWB 2 -SL/JL Rider
	percentage of average	Charge (as a percentage	Charges (as a percentage
	quarterly Investment Back	of average quarterly	of average quarterly
Note: A rider is deemed to	remaining withdrawal	Investment Back	Investment Back
have been issued if the	benefit base)	withdrawal benefit base)	withdrawal benefit base)
application is dated prior to
the specified date.

	· Maximum annual	· Maximum annual	· Maximum annual
	charge is 0.85%.	charge is 1.00%.	charge for riders issued
	· Current annual charge	· Current annual charge	before January 4, 2010
	for riders issued before	if you opt out of future	is 1.00%.
	February 16, 2009 and	GMWB Step-Ups after	· Maximum annual
	no GMWB Step-Up	the contract’s 2010	charge for riders issued
	elected is 0.60%.	anniversary (for more	on or after January 4,
	· Current annual charge	details see Charges for	2010 is 1.65%.
	for riders issued before	Rider Benefits) is	· Current annual charge
	February 16, 2009 and	0.75%.	for riders issued before
	GMWB Step-Up elected	· Current annual charge	February 16, 2009 and
	is 0.80%.	if you do not opt out of	you opt out of future
	· Current annual charge	future GMWB Step-Ups	GMWB Step-Ups after
	for riders issued on or	after the contract’s	the contract’s 2010
	after February 16, 2009	2010 anniversary (for	anniversary (for more
	is 0.80%.	more details see	details see Charges for
		Charges for Rider	Rider Benefits) is
		Benefits) is 0.95%.	0.75%.
· Current annual charge
for riders issued before
February 16, 2009 and
you do not opt out of
future GMWB Step-Ups
after the contract’s
2010 anniversary (for
more details see
Charges for Rider
Benefits) is 0.95%.
· Current annual charge
for riders issued on or
after February 16, 2009
is 0.95%.

PART C
OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements included in the Registration Statement
	(1)	Part A (filed with the Commission on 5/1/09)
Condensed Financial Information for the 3 years ended
December 31, 2008 and the period ended December 31, 2005.

	(2)	Part B (filed with the Commission on 5/1/09)
Principal Life Insurance Company Separate Account B:
Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities, December 31, 2008
Statements of Operations for the year ended December 31, 2008
Statements of Changes in Net Assets for the years ended December 31, 2008, 2007 and 2006.
Notes to Financial Statements.

Principal Life Insurance Company:
Report of Independent Registered Public Accounting Firm
Consolidated Statements of Financial Position at December 31, 2008, and 2007.
Consolidated Statements of Operations for the years ended December 31, 2008, 2007 and 2006.
Consolidated Statements of Stockholder's Equity for the years ended December 31, 2008, 2007 and 2006.
Consolidated Statements of Cash Flows for the years ended December 31, 2008, 2007 and 2006.
Notes to Consolidated Financial Statements.

	(3)	Part C – (filed with the Commission on 5/1/09)
Principal Life Insurance Company
Report of Independent Registered Public Accounting Firm on Schedules
Schedule I - Summary of Investments - Other Than Investments in Related Parties As December
31, 2008
Schedule III - Supplementary Insurance Information as of December 31, 2008, 2007 and 2006 and
for each of the years then ended
Schedule IV – Reinsurance as of December 31, 2008, 2007 and 2006 and for each of the years then ended

All other schedules for which provision is made in the applicable accounting regulation of the Securities and
Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

(b)	Exhibits
	(1)	Resolution of Board of Directors of the Depositor – filed with the Commission on filed on
06/07/2004)
	(3a)	Distribution Agreement (filed 01/04/2005)
	(3b)	Selling Agreement (filed 06/07/2004)
	(4a)	Form of Variable Annuity Contract (filed 06/7/2004)
	(4b)	Amendment to Enhanced Death Benefit Rider (filed 04/27/2006)
	(4c)	Amendment to Fixed Account Endorsement (filed 04/27/2006)
	(4d)	Amendment to Fixed DCA Account Endorsement (filed 04/27/2006)
	(4e)	Amendment to GMWB Rider (filed 04/27/2006)
	(4f)	Amendment to Contract Data Page (filed 04/27/2006)
	(4g)	Amendment to Partial Annuitization Endorsement (filed 04/27/2006)
	(4h)	Amendment to Premium Payment Credit Rider (filed 04/27/2006)
	(4i)	Form of Specimen Guaranteed Minimum Withdrawal Benefit 2 – Joint Life Rider (filed with the
Commission on 05/01/2008)
	(4i)	Form of Specimen Guaranteed Minimum Withdrawal Benefit 2 – Single Life Rider (filed with the Commission on 05/01/2008)
	(5)	Form of Variable Annuity Application (filed 06/07/2004)
	(6a)	Articles of Incorporation of the Depositor (filed with the Commission on 06/07/2004)
	(6b)	Bylaws of Depositor (filed with the Commissioner 06/07/2004)

(8a1)	Participation Agreement with AIM Variable Insurance Funds, as amended (filed with the
Commission on 05/01/2008)
(8a2)	Distribution Agreement with AIM Variable Insurance Funds, (filed with the Commission on May
1, 2008)
(8a3)	Rule 22c-2 Agreement with AIM Variable Insurance Funds, (filed with the Commission on May
1, 2008)
(8a4)	Administrative Services Agreement with AIM Variable Insurance Funds, (filed with the
Commission on May 1, 2008)
(8b1)	Participation Agreement with AllianceBernstein Variable Products Series Fund, as amended
(filed with the Commission on 05/01/2008)
(8b2)	Administrative Service Agreement with AllianceBernstein Variable Products Series Fund, (filed with the Commission on 05/01/2008)
(8b3)	Rule 22c-2 Agreement with AllianceBernstein Variable Products Series Fund, (filed with the
Commission on 05/01/2008)
(8c1)	Shareholder Services Agreement with American Century Investment Management Inc., as amended (as filed with the Commission on May 1, 2008)
(8c2)	Rule 22c-2 Agreement with American Century Investment Management Inc., ( as filed on May
1, 2008)
(8d1)	Participation Agreement with Dreyfus Investment Portfolios, as amended (filed with the
Commission on May 1, 2008)
(8d2)	Administrative Services Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission on May 1, 2008)
(8d3)	Rule 12b-1 Agreement with Dreyfus Investment Portfolios, as amended (filed with the
Commission on May 1, 2008)
(8e1)	Amended & Restated Participation Agreement with Fidelity Insurance Products Fund (as filed on May 1, 2008)
(8e2)	Distribution Agreement with Fidelity Variable Insurance Products Fund (as filed on May 1,
2008)
(8e3)	Service Agreement dated 8/02/1999 with Fidelity Variable Insurance Products Fund (as filed on May 1, 2008)
(8e4)	Service Agreement dated 2/29/2000 with Fidelity Variable Insurance Products Fund (as filed on May 1, 2008)
(8e5)	Service Agreement dated 3/26/2002 with Fidelity Variable Insurance Products Fund (as filed on May 1, 2008)
(8e6)	Rule 22c-2 Agreement with Fidelity Insurance Products Fund (as filed on May 1, 2008)
(8f1)	Participation Agreement with Goldman Sachs Variable Insurance Trust, (filed with the
Commission on May 1, 2008)
(8f2)	Administrative Services Agreement with Goldman Sachs Variable Insurance Trust (filed on
May 1, 2008)
(8f3)	Rule 22c-C Agreement with Goldman Sachs Variable Insurance Trust (filed with the
Commission on May 1, 2008)
(8g1)	Participation Agreement with Neuberger Berman Advisers Management Trust, as amended
(filed with the Commission on May 1, 2008)
(8g2)	Distribution & Administrative Services Agreement with Neuberger Berman Advisers
Management Trust (filed on May 1, 2008)
(8g3)	Rule 22c-C Agreement with Neuberger Berman Advisers Management Trust (filed with the
Commission on May 1, 2008)
(8h1)	Form of Participation Agreement with Principal Variable Contracts Funds (as filed on May 1,
2008)
(8h2)	Form of Rule 22c-2 Agreement with Principal Variable Contracts Funds (as filed on May 1,
2008)
(8i1)	Participation Agreement with T Rowe Equity Series Inc, as amended (filed with the
Commission on May 1, 2008)
(8i2)	Rule 12b-1 Agreement with T Rowe Equity Series Inc (filed with the Commission on May 1,
2008)
(8i3)	Rule 22c-C Agreement with T Rowe Equity Series Inc (filed with the Commission on May 1,
2008)
(8i4)	Participation Agreement with T Rowe Equity Series Inc, as amended (filed with the
Commission on May 1, 2008)
(8j1)	Participation Agreement with MFS Variable Insurance Trust dtd 03/26/02**
(8j2)	Participation Agreement with MFS Variable Insurance Trust amendment 1 dtd 05/17/02**
(8j3)	Participation Agreement with MFS Variable Insurance Trust amendment 2 dtd 09/03/02**

(8j4)	Participation Agreement with MFS Variable Insurance Trust amendment 3 dtd 01/08/03**
(8j5)	Participation Agreement with MFS Variable Insurance Trust amendment 4 dtd 09/17/04**
(8j6)	Participation Agreement with MFS Variable Insurance Trust amendment 5 dtd 11/01/05**
(8j7)	Participation Agreement with MFS Variable Insurance Trust amendment 6 dtd 12/07/05**
(8j8)	Participation Agreement with MFS Variable Insurance Trust amendment 7 dtd 05/01/07**
(8j9)	Participation Agreement with MFS Variable Insurance Trust amendment 8 dtd 01/01/08**
(8j10)	Participation Agreement with MFS Variable Insurance Trust amendment 9 dtd 05/01/09**
(8j11)	FUND/SERV and Networking Agreement with MFS Variable Insurance Trust dtd 05/20/02**
(8j12)	Website Regulatory Document Agreement with MFS Variable Insurance Trust dtd 03/06/08**
(8j13)	Rule 22c-2 Shareholder Information Agreement with MFS Variable Insurance Trust dtd
03/06/07**
(8k1)	Participation Agreement with PIMCO Variable Insurance Trust dtd 09/09/09**
(8k2)	Service Agreement with PIMCO Variable Insurance Trust dtd 03/09/09**
(8k3)	Service Agreement with PIMCO Variable Insurance Trust amendment 1 dtd 04/22/09**
(8l1)	Participation Agreement with Van Eck Worldwide Insurance Trust dtd 11/28/07**
(8l2)	Service Agreement with Van Eck Worldwide Insurance Trust dtd 11/28/07**
(8l3)	Service Agreement with Van Eck Worldwide Insurance Trust dtd 11/28/07**
(9)	Opinion of Counsel (filed 01/04/2005)
(10a)	Consent of Ernst & Young LLP – (filed 5/01/09)
(10b)	Powers of Attorney (filed with the Commission on 02/29/2008)
(10c)	Consent of Counsel – (filed 5/01/09)
(11)	Financial Statement Schedules (filed 05/01/09)

*	Filed herein
**	To be filed by amendment

Item 25. Officers and Directors of the Depositor

Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:

DIRECTORS:

Name and Principal Business Address	Positions and Offices
BETSY J. BERNARD	Director
40 Shalebrook Drive	Chair, Nominating and Governance Committee
Morristown, NJ 07960	Member, Executive Committee

JOCELYN CARTER-MILLER	Director
TechEd Ventures	Member, Nominating and Governance Committee
3020 NW 33rd Avenue
Lauderdale Lakes, FL 33311

GARY E. COSTLEY	Director
257 Barefoot Beach Boulevard, Suite 404	Member, Audit Committee
Bonita Springs, FL 34134

MICHAEL T. DAN	Director
The Brink's Company	Member, Human Resources Committee
1801 Bayberry Court
Richmond, VA 23226

C. DANIEL GELATT, JR.	Director
NMT Corporation	Member, Audit Committee
2004 Kramer Street
La Crosse, WI 54603

J. BARRY GRISWELL	Director
Community Foundation of Greater Des Moines
1915 Grand Avenue
Des Moines, IA 50309

SANDRA L. HELTON	Director
1040 North Lake Shore Drive #26A	Member, Audit Committee
Chicago, IL 60611

WILLIAM T. KERR	Director
Meredith Corporation	Member, Executive Committee and Chair, Human
1716 Locust St.	Resources Committee
Des Moines, IA 50309-3023

RICHARD L. KEYSER	Director
W.W. Grainger, Inc.	Member, Nominating and Governance Committee
100 Grainger Parkway
Lake Forest, IL 60045-5201

ARJUN K. MATHRANI	Director
176 East 71st Street, Apt. 9-F	Chair, Audit Committee
New York, NY 10021	Member, Executive Committee

ELIZABETH E. TALLETT	Director
Hunter Partners, LLC	Member, Executive Committee and Human Resources
12 Windswept Circle	Committee
Thornton, NH 03285-6883

LARRY D. ZIMPLEMAN	Director
The Principal Financial Group	Chairman of the Board and Chair, Executive Committee
Des Moines, IA 50392	Principal Life: President and Chief Executive Officer

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
JOHN EDWARD ASCHENBRENNER	President, Insurance and Financial Services
CRAIG LAWRENCE BASSETT	Vice President and Treasurer
GREGORY J. BURROWS	Senior Vice President Retirement and Investor Services
RONALD L. DANILSON	Senior Vice President Retirement and Investor Services
GREGORY BERNARD ELMING	Senior Vice President and Controller
RALPH CRAIG EUCHER	Senior Vice President Human Resources, Corporate Services
and Retirement and Investor Services
NORA MARY EVERETT	Senior Vice President Retirement and Investor Services
THOMAS JOHN GRAF	Senior Vice President Investor Relations
JOYCE NIXSON HOFFMAN	Senior Vice President and Corporate Secretary
DANIEL JOSEPH HOUSTON	President Retirement and Investor Services
ELLEN ZISLIN LAMALE	Senior Vice President and Chief Risk Officer
JULIA MARIE LAWLER	Senior Vice President and Chief Investment Officer
TERRANCE JOSEPH LILLIS	Senior Vice President and Chief Financial Officer
JAMES PATRICK MCCAUGHAN	President, Global Asset Management
TIMOTHY JON MINARD	Senior Vice President Retirement Distribution
MARY AGNES O'KEEFE	Senior Vice President and Chief Marketing Officer
GARY PAUL SCHOLTEN	Senior Vice President and Chief Information Officer
G. DAVID SHAFER	Senior Vice President Health
KAREN ELIZABETH SHAFF	Executive Vice President and General Counsel
NORMAN RAUL SORENSEN	Executive Vice President International Asset Accumulation
DEANNA DAWNETTE STRABLE	Senior Vice President Individual Life and Specialty Benefits

Item 26. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Registrant is a separate account of Principal Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable life contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the
Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.

The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services,
Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of
December 31, 2008 appears below:

None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal Life Insurance Company - Organizational Structure

	Jurisdiction of Incorporation or Organization	Percentage of Ownership by its Immediate Parent
PRINCPAL FINANCIAL GROUP, INC^Δ	Delaware	
→Principal Financial Services, Inc.♣∇	Iowa	100
→Princor Financial Services Corporation♣∇	Iowa	100
→PFG DO Brasil LTDA♣∇	Brazil	100
→Brasilprev Seguros E Previdencia S.A. ♣	Brazil	46
→Principal Global Investors Participacoes, LTDA♣∇	Brazil	100
→Principal International, Inc. ♣∇	Iowa	100
→Principal International (Asia) Limited♣∇	Hong Kong	100
→Principal Global Investors (Asia) Limited♣∇	Hong Kong	100
→Principal Nominee Company (Hong Kong) Limited♣∇	Hong Kong	100
→Principal Asset Management Company (Asia) Limited♣∇	Hong Kong	100
→Principal Insurance Company (Hong Kong) Limited♣∇	Hong Kong	100
→CIMB – Principal Asset Management Berhad (Malaysia) ♣	Malaysia	40
→CIMB Wealth Advisors♣	Malaysia	100
→CIMB – Principal Asset Management PTE LTD♣	Singapore	100
→PT CIMB Principal Asset Management♣	Indonesia	99
→Principal Trust Company(Asia) Limited♣∇	Hong Kong	100
→Principal Mexico Compania de Seguros, S.A. de C.V. ♣∇	Mexico	100
→Principal Pensiones, S.A. de C.V. ♣∇	Mexico	100
→Principal Mexico Servicios, S.A. de C.V. ♣∇	Mexico	100
→Distribuidora Principal Mexico, S.A. de C.V. ♣∇	Mexico	100
→Principal Fondos de Inversion S.A. De C.V. ♣∇	Mexico	100
→Principal Consulting (India) Private Limited♣∇	India	100
→Principal International Mexico Holding, S.A. De C.V. ♣∇	Mexico	100
→Principal Mexico Holdings, S.A. De C.V. ♣∇	Mexico	100
→Principal Afore, S.A. De C.V.	Mexico	100
→JF Molloy & Associates♣∇	Indiana	100
→Molloy Medical Management Company, Inc. ♣∇	Indiana	100
→Principal Wellness Company♣∇	Indiana	100
→Principal Global Investors Holding Company, Inc. ♣∇	Delaware	100
→Principal Global Investors (Ireland) Limited♣∇	Ireland	100
→Principal Global Investors (Europe) Limited♣∇	United Kingdom	100
→Principal Global Investors (Singapore) Limited♣∇	Singapore	100
→Principal Global Investors (Japan) Limited♣∇	Japan	100
→Principal Global Investors (Hong Kong) Limited♣∇	Hong Kong	100
→CIMB Principal Asset Management SDN. BHD♣∇	Malaysia	50
→Principal Financial Group (Mauritius) Ltd. ♣∇	Mauritius	100
→Principal PNB Asset Management Company Private Limited♣∇	India	65
→Principal Trustee Company Private Limited♣∇	India	65
→PNB Principal Financial Planners Private Limited♣∇	India	65
→PNB Principal Insurance Broking PVT. Ltd. ♣	India	26
→Principal PNB Life Insurance Company Limited♣	India	26
→Principal Life Insurance Company♦∇	*Iowa*	*100*
→Principal Real Estate Fund Investors, LLC♣∇	Delaware	100
→Principal PGPF Investors, LLC	Delaware	100
→Principal Development Investors, LLC♣∇	Delaware	100
→Principal Real Estate Holding Company, LLC♣∇	Delaware	100
→GAVI PREHC HC, LLC	Delaware	100
→Principal Global Investors, LLC♣∇♥	Delaware	100
→Principal Real Estate Investors, LLC♣∇	Delaware	100
→Principal Enhanced Property Fund, G.P.	Delaware	100
→Principal Enterprise Capital, LLC♣∇	Delaware	100
→Principal Commercial Acceptance, LLC♣∇	Delaware	100

→Principal Commercial Funding, LLC♣∇	Delaware	100
→Principal Global Columbus Circle, LLC♣∇♥	Delaware	100
→Post Advisory Group, LLC♣∇♥	Delaware	82
→Principal Global Investors Trust♣∇♥	Delaware	100
→Spectrum Asset Management, Inc. ♣∇♥	Delaware	100
→CCIP, LLC♣∇♥	Delaware	70
→Columbus Circle Investors♣∇♥	Delaware	100
→PGF GP, LLC	Delaware	100
→Principal Holding Company, LLC♣∇♥	Iowa	100
→Petula Associates, LLC♣	Iowa	100
→Principal Real Estate Portfolio, Inc. ♣∇	Delaware	100
→GAVI PREPI HC, LLC	Delaware	100
→Petula Prolix Development Company♣∇	Iowa	100
→Principal Generation Plant, LLC♣∇♥	Delaware	100
→Principal Bank♣∇♥	United States	100
→Equity FC, Ltd. ♣∇♥	Iowa	100
→Principal Health Care, Inc♣∇♥	Iowa	100
→Principal Dental Services, Inc. ♣∇♥	Arizona	100
→Employers Dental Services, Inc. ♣∇♥	Arizona	100
→Delaware Charter Guarantee & Trust Company♣∇♥	Delaware	100
→Preferred Product Network, Inc. ♣∇♥	Delaware	100
→HealthRisk Resource Group, LLC♣∇♥	Iowa	100
→Principal Reinsurance Company of Vermont♣∇	Vermont	100
→Principal Life Insurance Company of Iowa♣∇	Iowa	100
→Principal Life Insurance Company of Iowa II♣∇	Iowa	100
→Principal Financial Services (Australia), Inc. ♣∇	Iowa	100
→Principal Global Investors (Australia) Service Company Pty Limited♣∇	Australia	100
→Principal Global Investors (Australia) Limited♣∇	Australia	100
→Principal Real Estate Investors (Australia) Limited♣∇	Australia	100
→Principal Financial Group (Australia) Pty Ltd. ♣∇	Australia	100
→Principal Investments (Australia) Limited♣∇	Delaware	100
→Principal Australia (Holdings) Pty Limited♣∇	Australia	100
→Principal International Holding Company, LLC♣∇	Delaware	100
→Principal Management Corporation♣∇	Iowa	100
→Principal Financial Advisors, Inc. ♣∇	Iowa	100
→Principal Shareholder Services, Inc. ♣∇	Washington	100
→Edge Asset Management, Inc. ♣∇	Washington	100
→Principal Funds Distributor, Inc. ♣∇	Washington	100
→Principal Global Services Private Limited♣∇	India	100
→CCB Principal Asset Management Company, Ltd. ♣	China	25
→Principal International de Chile, S.A. ♣∇	Chile	100
→Principal Compania de Seguros de Vida Chile S.A. ♣∇	Chile	100
→Principal Administradora General De Fondos S.A. ♣∇	Chile	100
→Principal Creditos Hipotecarios, S.A. ♣∇	Chile	100
→Principal Asset Management Chile S.A. ♣∇	Chile	100
→Principal Servicios Corporativos Chile LTDA♣∇	Chile	100
→Retirement Consulting Actuaries, Inc. ♣∇	Georgia	100
→Principal Edge Network Holdings, Inc. ♣∇	Delaware	100
→Principal Edge Network – Tennessee, LLC♣∇	Delaware	100
→Principal Edge Network – Georgia, LLC♣∇	Delaware	100
→Principal Edge Network – Indiana, LLC♣∇	Delaware	100
→Principal Edge Network – Austin, LLC♣∇	Delaware	100
→Principal Edge Network – Kansas City, LLC♣∇	Delaware	100
→Pen I, Inc. ♣∇	Delaware	100
→Principal National Life Insurance Company♣∇	Iowa	100
→Diversified Dental Services, Inc. ♣∇	Nevada	100
→Morley Financial Services, Inc. ♣∇	Oregon	100
→Morley Capital Management, Inc. ♣∇	Oregon	100
→Union Bond and Trust Company♣∇	Oregon	100

Item 27. Number of Contractowners – As of August 31, 2009

(1)	(2)	(3)
	Number of Plan	Number of
Title of Class	Participants	Contractowners
BFA Variable Annuity Contracts	34	6
Pension Builder Contracts	183	112
Personal Variable Contracts	23	328
Premier Variable Contracts	48	1,486
Flexible Variable Annuity Contract	40,011	40,011
Freedom Variable Annuity Contract	1,563	1,563
Freedom 2 Variable Annuity Contract	359	359
Investment Plus Variable Annuity Contract	24,724	24,724

Item 28. Indemnification

Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b)
in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and
(B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.

Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.

Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The
Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	Other Activity

Princor Financial Services Corporation acts as principal underwriter for variable annuity contracts issued by Principal Life Insurance
Company Separate Account B, a registered unit investment trust, and for variable life contracts issued by Principal Life Insurance
Company Variable Life Separate Account, a registered unit investment trust. Princor Financial Services Corporation and Principal
Funds Distributor act as principal underwriters for Class J shares, Institutional Class shares, R-1, R-2, R-3, R-4 and R-5 Class shares of Principal Funds, Inc.

(b)	Management

	(b1)	(b2)
Positions and offices
	Name and principal	with principal
	business address	underwriter
	Michael C. Anagnost	Vice President – Chief Technology
	The Principal	Officer
Financial Group(1)

	John E. Aschenbrenner	Director
The Principal
Financial Group(1)

	Patricia A. Barry	Assistant Corporate Secretary
The Principal
Financial Group(1)

	Craig L. Bassett	Treasurer
The Principal
Financial Group(1)

	Michael J. Beer	President and Director
The Principal
Financial Group(1)

	Tracy W. Bollin	Financial Controller
The Principal
Financial Group(1)

	David J. Brown	Senior Vice President
The Principal
Financial Group(1)

	Jill R. Brown	Senior Vice President and Chief Financial Officer
The Principal
Financial Group(1)

	David P. Desing	Assistant Treasurer
The Principal
Financial Group(1)

	Ralph C. Eucher	Chairman of the Board
The Principal
Financial Group(1)

	Nora M. Everett	Director
The Principal
Financial Group (1)

	James W. Fennessey	Vice President
The Principal
Financial Group(1)

	Michael P. Finnegan	Senior Vice President/Investment Services
The Principal
Financial Group(1)

Louis E. Fiori	Vice President – Capital Markets
The Principal
Financial Group(1)

Stephen G. Gallaher	Assistant General Counsel
The Principal
Financial Group(1)

Eric W. Hays	Senior Vice President/Chief Information Officer
The Principal
Financial Group(1)

Joyce N. Hoffman	Senior Vice President and Corporate Secretary
The Principal
Financial Group(1)

Patrick A. Kirchner	Assistant General Counsel
The Principal
Financial Group(1)

Deanna L. Mankle	Assistant Treasurer
The Principal
Financial Group(1)

Layne A. Rasmussen	Vice President/Controller – Principal Funds
The Principal
Financial Group(1)

David L. Reichart	Senior Vice President
The Principal
Financial Group(1)

Martin R. Richardson	Vice President – Broker Dealer Operations
The Principal
Financial Group(1)

Michael D. Roughton	Senior Vice President and Senior Securities Counsel
The Principal
Financial Group(1)

Adam U. Shaikh	Counsel
The Principal
Financial Group(1)

Mark A. Stark	Vice President – Investment Services
The Principal
Financial Group(1)

Randy L. Welch	Vice President – Investment Services
The Principal
Financial Group(1)

Traci L. Weldon	Chief Compliance Officer
The Principal
Financial Group(1)

Dan L. Westholm	Director - Treasury
The Principal
Financial Group(1)

Beth C. Wilson	Vice President
The Principal
Financial Group(1)

(1)	711 High Street Des Moines, IA 50309

(c)	Compensation from the Registrant

			(3)
		(2)	Compensation on Events
		Net Underwriting	Occasioning the	(4)
	(1)	Discounts &	Deduction of a Deferred	Brokerage	(5)
Name of Principal Underwriter		Commissions	Sales Load	Commissions	Compensation

	Princor Financial Services	$26,629,731.79	0	0	0
	Corporation

Item 30. Location of Accounts and Records

All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial
Group, Des Moines, Iowa 50392.

Item 31. Management Services

N/A

Item 32. Undertakings

The Registrant undertakes that in restricting cash withdrawals from Tax Sheltered Annuities to prohibit cash withdrawals before the Participant attains age 59 1/2, separates from service, dies, or becomes disabled or in the case of hardship, Registrant acts in reliance on SEC No Action Letter addressed to American Counsel of Life Insurance (available November 28, 1988).
Registrant further undertakes that:

1.	Registrant has included appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in its registration statement, including the prospectus, used in connection with the offer of the contract;

2.	Registrant will include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3.	Registrant will instruct sales representatives who solicit Plan Participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential Plan Participants; and

4.	Registrant will obtain from each Plan Participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the Plan Participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (b) the investment alternatives available under the employer's Section
403(b) arrangement, to which the Plan Participant may elect to transfer his contract value.

Fee Representation

Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal
Life Insurance Company Separate Account B, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 1st day of October, 2009.

PRINCIPAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
(Registrant)

By :	/s/ L. D. Zimpleman
L. D. Zimpleman
Director, President and Chief Executive Officer

PRINCIPAL LIFE INSURANCE COMPANY
(Depositor)

By :	/s/ L. D. Zimpleman
L. D. Zimpleman
Director, President and Chief Executive Officer

Attest:

/s/ Joyce N. Hoffman

Joyce N. Hoffman
Senior Vice President and Corporate Secretary

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ L. D. Zimpleman
L. D. Zimpleman	Director, President	October 1, 2009
and Chief Executive Officer

/s/ G. B. Elming
	Senior Vice President and	October 1, 2009
G. B. Elming	Controller
(Principal Accounting Officer)

/s/ T. J. Lillis
	Executive Vice President	October 1, 2009
T. J. Lillis	and Chief Financial Officer
(Principal Financial Officer)

(B. J. Bernard)*	Director	October 1, 2009
B. J. Bernard

(J. Carter-Miller)*	Director	October 1, 2009
J. Carter-Miller

(G. E. Costley)*	Director	October 1, 2009
G. E. Costley

(M.T. Dan)*	Director	October 1, 2009
M. T. Dan

(C. D. Gelatt, Jr.)*	Director	October 1, 2009
C. D. Gelatt, Jr.

(J. B. Griswell*	Chairman
J. B. Griswell	of the Board	October 1, 2009

(S. L. Helton)*	Director	October 1, 2009
S. L. Helton

(W. T. Kerr)*	Director	October 1, 2009
W. T. Kerr

(R. L. Keyser)*	Director	October 1, 2009
R. L. Keyser

(A. K. Mathrani)*	Director	October 1, 2009
A. K. Mathrani

(E. E. Tallett)*	Director	October 1, 2009
E. E. Tallett
/s/ L. D. Zimpleman
*By
L. D. Zimpleman
Director, President and Chief Executive Officer
Pursuant to Powers of Attorney
Previously Filed or Included Herein